Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Changes in Provisions

Changes in provisions for the years ended December 31, 2016 and 2017 are as follows:

			(In millions of yen)

	Restoration obligations for operating lease properties	Promotional virtual credits reserve	Other	Total
At January 1, 2016	1,213	290	279	1,782
Arising during the year	618	490	198	1,306
Utilized	(339)	(161)	(43)	(543)
Reversal	(237)	(110)	(92)	(439)
Unwinding of discount and changes in the discount rate	1	—	—	1
Exchange differences	(19)	—	(1)	(20)
Other	(3)	—	—	(3)

At December 31, 2016	1,234	509	341	2,084

Arising during the year	1,708	2,945	337	4,990
Utilized	(25)	(2,686)	(211)	(2,922)
Reversal	(16)	(162)	(55)	(233)
Unwinding of discount and changes in the discount rate	0	—	—	0
Increase due to business combinations	85	—	2	87
Exchange differences	44	1	0	45
Other	0	—	—	0

At December 31, 2017	3,030	607	414	4,051